OPERATING LEASES (Details Narrative)						3 Months Ended
	Feb. 22, 2024	Feb. 22, 2024 USD ($)	Aug. 23, 2023 USD ($) ft²	Oct. 15, 2022 USD ($) ft²	Oct. 01, 2017 USD ($) ft²	Jun. 30, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base rent payment						$ 30,000
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease space | ft²			10,000	1,890	6,500
Lease expiration, date			Aug. 22, 2038	Oct. 14, 2025	Mar. 31, 2024
Lease extension, description	the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,000 per month subject to a 3% annual adjustment.
Base rent payment			$ 30,000	$ 4,900	$ 9,950
Reimbursement for tenant improvements			$ 700,000
Operating Lease Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease extension, description		the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,553 per month subject to a 3% annual adjustment.
Base rent payment		$ 10,553